                Supplement dated October 5, 2004 to the May, 2004 Prospectuses and Statements of Additional Information

         This Supplement  updates the Prospectus and Statement of Additional  Information for the following  variable  annuity products:  American  Skandia  Advisor  Plan III,  Stagecoach  Advisor  Plan III,  American  Skandia  XTra Credit SIX,
         Stagecoach XTra Credit SIX,  American Skandia  LifeVest(R)II, American  Skandia APEX II,  Stagecoach APEX II, Advisors
         Choice(R)2000, American Skandia Variable Immediate Annuity and American Skandia Variable Adjustable Immediate Annuity.

         This Supplement should be read and retained with the current  Prospectus for your annuity contract issued by American
         Skandia Life Assurance Corporation  ("American  Skandia").  This Supplement is intended to update certain information in the May, 2004  Prospectus  and Statement of Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus  or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement  of  Additional  Information,  please  contact  American
         Skandia at 1-800-766-4530.

         We are issuing this  supplement to report a change in the sub-advisor to the INVESCO VIF - Dynamics Fund, the INVESCO
         VIF - Technology  Fund,  the INVESCO VIF - Health  Sciences  Fund and the INVESCO VIF - Financial  Services Fund (the
         "Portfolios").

         Effective  July 16,  2004 for the  INVESCO VIF - Dynamics  Fund and  effective  October 1, 2004 for the INVESCO VIF -
         Technology  Fund,  the INVESCO VIF - Health  Sciences  Fund and the INVESCO  VIF -  Financial  Services  Fund,  A I M
         Advisors,  Inc.  ("AIM") became the investment  advisor for the Portfolios.  The management  style and the objectives of each Portfolio have not changed.  You may find further information about AIM in the prospectus  supplement for the
         Portfolios.

         Effective  October 15, 2004,  the names of the  Portfolios  and  Investment  Options will be changed to the following names to reflect the new investment advisor:

         AIM V.I. Dynamics Fund
         AIM V.I. Technology Fund
         AIM V.I. Health Sciences Fund
         AIM V.I. Financial Services Fund

         The  Portfolios  and the  investment  advisor  to the  Portfolios  are  referred  to in  several  places  within  the above-referenced  Prospectus and Statement of Additional  Information.  This  supplement is intended to amend each of such references, as appropriate.

                                                                                                                INVESCOSUP2